Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information
Segment Information
In April 2013, we made the decision to simplify our organizational structure to focus on three core business segments. The new segments better reflect the markets where we participate and lead today, and where we expect to grow in the future.
Beginning in the second quarter of 2013 the following changes have been made:

•
Our BioPolymer division has been moved into a standalone reporting segment and renamed FMC Health and Nutrition. This change better reflects our strategic intent to continue to broaden our product and customer base in faster growing food and pharmaceutical segments and to expand into nutraceuticals, personal care and similar markets.

•
We have combined our Lithium and Alkali Chemicals divisions into a single reporting segment, FMC Minerals. We believe doing this will enable us to leverage technical resources and improve operating performance in both businesses.

•	Our Agricultural Products Group has been renamed FMC Agricultural Solutions. We believe this name change better reflects the value-added solutions and services that we provide to our customers.

•
Finally, our Peroxygens and related Environmental Solutions product lines have become a standalone reporting segment called FMC Peroxygens. We have begun exploring the divestiture of all of this segment.

Additionally, effective in January 2013, our segment presentations including allocation of certain corporate expenses were updated to reflect how we currently make financial decisions and allocate resources. The presentation change was also made since we believe the changes provide a better understanding of the underlying profitability of each individual business segment. The changes were the following:

•	Allocation of certain long-term incentives, primarily stock-based compensation, from the category other income (expense), net to each business segment.

•	Allocation of the depreciation on capitalized interest associated with completed construction projects from the category other income (expense), net to each business segment.

•
The presentation of the impact of noncontrolling interest as its own line item. Noncontrolling interest impacts were previously netted within each individual segment. The majority of the noncontrolling interest pertains to our FMC Minerals segment.

•	We have combined other income (expense), net and corporate expense into one line item renamed “Corporate and other”.
We have recast the data below to reflect the above changes in our reportable segments to conform to the current year presentation.

(in Millions)	Year Ended December 31,
	2012	2011	2010
Revenue
FMC Agricultural Solutions	$1,763.8	$1,464.5	$1,241.8
FMC Health and Nutrition	680.8	654.3	611.5
FMC Minerals	966.2	917.5	834.1
FMC Peroxygens	339.0	342.1	430.3
Eliminations	(1.5)	(0.5)	(1.4)
Total	$3,748.3	$3,377.9	$3,116.3
Income (loss) from continuing operations before income taxes
FMC Agricultural Solutions	$454.0	$349.8	$308.8
FMC Health and Nutrition	161.6	159.4	145.5
FMC Minerals	171.4	175.7	145.1
FMC Peroxygens	30.1	28.0	20.9
Eliminations	(0.4)	—	1.0
Segment operating profit	816.7	712.9	621.3
Corporate and other	(78.6)	(75.3)	(59.7)
Operating profit before the items listed below	738.1	637.6	561.6
Interest expense, net	(45.3)	(39.4)	(39.3)
Restructuring and other income (charges) (1)	(38.1)	(32.4)	(151.9)
Non-operating pension and postretirement (charges) income (2)	(34.9)	(14.5)	(19.9)
Acquisition-related charges (3)	(7.2)	(0.8)	—
Provision for income taxes	(146.7)	(136.5)	(132.0)
Discontinued operations, net of income taxes	(30.2)	(31.8)	(33.6)
Net income attributable to noncontrolling interests	(19.5)	(16.3)	(12.4)
Net income attributable to FMC stockholders	$416.2	$365.9	$172.5
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(1)
See Note 7 for details of restructuring and other charges (income). Amounts for the years ended 2012, 2011 and 2010 relate to FMC Agricultural Solutions charges of $8.5 million, $1.2 million and $7.3 million; FMC Health and Nutrition charges of $0.7 million, $1.5 million and $8.0 million; FMC Minerals charges (income) of $13.0 million, $0.7 million and $(1.1) million; FMC Peroxygens charges of $10.6 million, $26.1 million and $124.2 million; and Corporate charges of $5.3 million, $2.9 million and $13.5 million, respectively.

(2)
Our non-operating pension and postretirement costs are defined as those costs related to interest, expected return on plan assets, amortized actuarial gains and losses and the impacts of any plan curtailments or settlements. These costs are primarily related to changes in pension plan assets and liabilities which are tied to financial market performance and we consider these costs to be outside our operational performance. We exclude these non-operating pension and postretirement costs as we believe that removing them provides a better understanding of the underlying profitability of our businesses, provides increased transparency and clarity in the performance of our retirement plans and enhances period-over-period comparability. We continue to include the service cost and amortization of prior service cost in our operating segments noted above. We believe these elements reflect the current year operating costs to our businesses for the employment benefits provided to active employees.

(3)
These charges were related to the expensing of the inventory fair value step-up resulting from the application of purchase accounting. The charges for the year ended December 31, 2012 and 2011 primarily relate to a number of acquisitions completed in 2011, further described in Note 3. On the consolidated statements of income, the charges presented are included in “Costs of sales and services”. No such charges occurred for the year ended December 31, 2010.

Net sales to external customers for each of our product line groups is presented below. Our FMC Agricultural Solutions and FMC Health and Nutrition segments have one product line group respectively, and therefore net sales to external customers within these two segments are included in the table above.

(in Millions)	Year Ended December 31,
	2012	2011	2010
Net Sales
Alkali	$733.2	$692.7	$621.1
Lithium	233.0	224.8	213.0
Total FMC Minerals Segment	$966.2	$917.5	$834.1

(in Millions)	Year Ended December 31,
	2012	2011	2010
Net Sales
Peroxygens	$328.7	$326.1	$296.5
Zeolites, Phosphates and Sulfur Derivatives	10.3	16.0	133.8
Total FMC Peroxygens Segment	$339.0	$342.1	$430.3

(in Millions)	December 31,
	2012	2011	2010
Operating capital employed (1)
FMC Agricultural Solutions	$1,184.3	$903.2	$756.6
FMC Health and Nutrition	874.2	696.1	637.2
FMC Minerals	702.1	610.2	539.5
FMC Peroxygens	276.0	243.3	163.6
Elimination	—	(0.2)	(0.2)
Total operating capital employed	3,036.6	2,452.6	2,096.7
Segment liabilities included in total operating capital employed	902.8	760.3	667.3
Corporate items	434.5	530.6	555.9
Total assets	$4,373.9	$3,743.5	$3,319.9
Segment assets (2)
FMC Agricultural Solutions	$1,793.7	$1,382.8	$1,090.9
FMC Health and Nutrition	958.1	765.1	697.9
FMC Minerals	830.0	731.9	643.4
FMC Peroxygens	357.6	333.4	332.0
Elimination	—	(0.3)	(0.2)
Total segment assets	3,939.4	3,212.9	2,764.0
Corporate items	434.5	530.6	555.9
Total assets	$4,373.9	$3,743.5	$3,319.9
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(1)
We view operating capital employed, which consists of assets, net of liabilities, reported by our operations and excluding corporate items such as cash equivalents, debt, pension liabilities, income taxes and LIFO reserves, as our primary measure of segment capital.

(2)	Segment assets are assets recorded and reported by the segments and are equal to segment operating capital employed plus segment liabilities. See Note 1.

	Year Ended December 31,
(in Millions)	Capital Expenditures			Depreciation and Amortization			Research and Development Expense
	2012	2011	2010	2012	2011	2010	2012	2011	2010
FMC Agricultural Solutions	$18.4	$17.4	$12.9	$34.0	$23.1	$21.7	$95.4	$84.3	$80.9
FMC Health and Nutrition	56.5	38.8	32.3	24.7	22.1	19.9	9.9	10.1	9.3
FMC Minerals	92.9	88.9	56.2	50.3	48.4	52.6	6.7	6.6	6.0
FMC Peroxygens	29.3	32.7	31.8	21.3	26.0	33.4	5.8	4.2	4.3
Corporate	9.5	11.7	9.1	7.5	7.0	6.0	—	—	—
Total	$206.6	$189.5	$142.3	$137.8	$126.6	$133.6	$117.8	$105.2	$100.5
Geographic Segment Information

(in Millions)	Year Ended December 31,
	2012	2011	2010
Revenue (by location of customer):
North America (1)	$1,298.9	$1,188.8	$1,125.4
Europe/Middle East/Africa	618.7	635.7	677.6
Latin America (1)	1,179.2	976.3	821.8
Asia Pacific	651.5	577.1	491.5
Total	$3,748.3	$3,377.9	$3,116.3
  ____________________

(1)
In 2012, countries with sales in excess of ten percent of consolidated revenue consisted of the U.S. and Brazil. Sales for the years ended December 2012, 2011 and 2010 for the U.S. totaled $1,217.8 million, $1,109.6 million and $1,056.1 million and for Brazil totaled $846.6 million, $695.2 million and $564.7 million, respectively.

(in Millions)	December 31,
	2012	2011
Long-lived assets (1):
North America (2)	$1,011.6	$860.9
Europe/Middle East/Africa (2)	558.1	467.2
Latin America	143.1	106.5
Asia Pacific	246.0	192.6
Total	$1,958.8	$1,627.2
   ____________________

(1)	Geographic segment long-lived assets exclude long-term deferred income taxes on the consolidated balance sheets.

(2)
The countries with long-lived assets in excess of 10 percent of consolidated long-lived assets at December 31, 2012 and 2011 are the U.S. and Norway. Long lived assets at December 31, 2012 and 2011 for the U.S. totaled $967.7 million and $819.0 million and for Norway totaled $245.8 million and $234.3 million, respectively. Norway assets included goodwill of $162.3 million and $165.7 million at December 31, 2012 and 2011, respectively.